Consolidated Balance Sheets ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Current assets:
Cash and cash equivalents	₨ 10,537,581	$ 152,365	₨ 8,346,526
Investments in available for sale securities	7,408	107	1,383,573
Restricted cash	2,167,827	31,345	2,406,569
Accounts receivable, net	3,307,076	47,818	2,223,455
Prepaid expenses and other current assets	1,380,314	19,958	1,114,482
Total current assets	17,400,206	251,593	15,474,605
Restricted cash	1,280,323	18,512	329,926
Property, plant and equipment, net	83,444,529	1,206,543	56,580,700
Software, net	63,715	921	39,802
Deferred income taxes	2,406,525	34,796	1,052,393
Other assets	4,268,462	61,719	499,653
Investments in held to maturity securities	7,408	107	7,041
Total assets	108,863,760	1,574,084	73,984,120
Current liabilities:
Short-term debt	2,824,843	40,845	835,000
Accounts payable	3,477,382	50,280	1,521,854
Current portion of long-term debt	7,288,995	105,393	873,883
Income taxes payable	93,688	1,355	5,878
Interest payable	919,627	13,297	1,220,463
Deferred revenue	99,065	1,432	79,192
Other liabilities	2,301,669	33,280	611,598
Total current liabilities	17,005,269	245,882	5,147,868
Non-current liabilities:
Long-term debt	61,658,403	891,533	52,234,940
Deferred revenue	1,800,155	26,029	1,563,732
Deferred income taxes	2,053,808	29,696	892,138
Asset retirement obligations	665,146	9,617	356,649
Other liabilities	283,728	4,102	513,344
Total liabilities	83,466,509	1,206,859	60,708,671
Shareholders’ equity
Equity shares, US$ 0.000625 par value; 25,996,932 and 41,040,028 shares issued and outstanding as of March 31, 2018 and 2019, respectively	1,773	26	1,076
Additional paid-in capital	32,186,606	465,393	19,004,604
Accumulated deficit	(6,311,095)	(91,253)	(6,593,471)
Accumulated other comprehensive loss	(747,545)	(10,809)	(294,672)
Total APGL shareholders’ equity	25,129,739	363,357	12,117,537
Non-controlling interest	267,512	3,868	1,157,912
Total shareholders’ equity	25,397,251	367,225	13,275,449
Total liabilities and shareholders’ equity	₨ 108,863,760	$ 1,574,084	₨ 73,984,120